Summary of Significant Accounting Policies and Recently Issued Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule Of Property Plant And Equipment Useful Lives [Table Text Block]
Property, plant and equipment are carried at cost and depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Leasehold improvements	Shorter of expected useful life or lease term
Furniture, machinery and equipment, computer equipment and software	3- 7 years